LOANS - Consumer Loans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) category	Dec. 31, 2015 USD ($)
Loans
Number of loan categories | category	2
Loans, net of unearned income	$ 624,369	$ 617,617
Consumer
Loans
Total loans	324,287	324,624
Net unearned income	776	830
Loans, net of unearned income	325,063	325,454
Loans sold and/or reclassified to held-for-sale	9,700	25,800
In U.S. offices | Consumer
Loans
Total loans	216,165	202,968
In U.S. offices | Consumer | Mortgage and real estate
Loans
Total loans	72,957	80,281
In U.S. offices | Consumer | Installment, revolving credit and other
Loans
Total loans	3,395	3,480
In U.S. offices | Consumer | Cards
Loans
Total loans	132,654	112,800
In U.S. offices | Consumer | Commercial and industrial
Loans
Total loans	7,159	6,407
In offices outside the U.S. | Consumer
Loans
Total loans	108,122	121,656
In offices outside the U.S. | Consumer | Mortgage and real estate
Loans
Total loans	42,803	47,062
In offices outside the U.S. | Consumer | Installment, revolving credit and other
Loans
Total loans	24,887	29,480
In offices outside the U.S. | Consumer | Cards
Loans
Total loans	23,783	27,342
In offices outside the U.S. | Consumer | Commercial and industrial
Loans
Total loans	16,568	17,410
In offices outside the U.S. | Consumer | Lease financing
Loans
Total loans	$ 81	$ 362